CONVERTIBLE DEBENTURES AND PROMISSORY NOTES (Schedule of convertible debentures) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Short-Term Debt [Line Items]
Conversions		$ (12,758,473)
Interest	$ 1,077,068	3,931,570
Accretion expense	230,462	1,220,896
Interest paid - cash	(1,082,500)	(1,715,750)
Convertible debentures [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	0	6,246,070
New issuances on exercise of warrants		5,688,442
Conversions		(12,758,473)
Interest		599,240
Accretion expense		725,238
Interest paid - cash		(784,918)
Foreign exchange loss		284,401
Balance, end of period	0	0
Convertible debentures [Member] | December 31, 2018 issuance [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	0	2,066,976
New issuances on exercise of warrants		1,749,065
Conversions		(4,075,959)
Interest		190,003
Accretion expense		251,990
Interest paid - cash		(250,879)
Foreign exchange loss		68,804
Balance, end of period	0	0
Convertible debentures [Member] | January 30, 2019 issuance [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	0	4,179,094
New issuances on exercise of warrants		3,939,377
Conversions		(8,682,514)
Interest		409,237
Accretion expense		473,248
Interest paid - cash		(534,039)
Foreign exchange loss		215,597
Balance, end of period	$ 0	$ 0